Transactions with Related Parties	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties
The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440, as per the management agreement between the Manager and the Company.
Based on the management agreement between the Manager and the Company, the Manager also receives a brokerage commission of 1.25% on freight, hire and demurrage per vessel. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five days in a twelve-month period, an amount of $500 is charged for each additional day (the “Superintendent fees”).
The Manager also acts as a sales and purchase broker for the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. The commission fees relating to vessels purchased (“Commissions – vessels purchased”) are capitalized to the cost of the vessels as incurred, and are included in “Vessels, net” in the unaudited interim condensed consolidated balance sheets.
The Manager also provides crew management services to the vessels. These services have been subcontracted by the Manager to an affiliated ship-management company, Hellenic Manning Overseas Inc. The Company pays to the Manager a fixed monthly fee of $
2,500 per vessel for these services (the “Crew management fees”) and the related expense is included in “Operating expenses – related party” in the unaudited interim condensed consolidated statements of comprehensive income.

In addition to management services, the Company reimburses the Manager for the compensation of its executive officers (the “Executive compensation”). Furthermore, the Company rents office space from the Manager and incurs a rental expense (the “Rental Expense”). The related expenses are included in “General and administrative expenses – related party” in the unaudited interim condensed consolidated statement of comprehensive income.
The services provided by Stealth Maritime Corporation S.A. (Note 1) which is the manager of Imperial Petroleum Inc.’s vessels are identical with the services provided by Brave Maritime Corporation S.A..
In addition, an allocation of general and administrative expenses incurred by Imperial Petroleum Inc. for the period from January 1, 2023 to June 21, 2023 has been included in General and administrative expenses of the Company based on the number of calendar days the Company’s vessels operated under Imperial Petroleum Inc.’s fleet compared to the number of calendar days of the total Imperial Petroleum Inc.’s fleet. These expenses consisted mainly of executive compensation, office rent, investor relations and consultancy fees (the “General and administrative expenses – related party”).
The current account balance with the Manager at December 31, 2023 and June 30, 2024 was a liability of $461,695 and $1,080,047, respectively. The liability as at December 31, 2023 mainly relates to commissions on vessels purchased. The liability as at June 30, 2024 mainly represents payments made by the Manager on behalf of the Company.
On July 7, 2023, the Company entered into a memorandum of agreement with Imperial Petroleum Inc. for the acquisition of the vessel “Afrapearl II” for an aggregate consideration of $43,000,000. The vessel was delivered to the Company on July 14, 2023. 10% of the total consideration i.e. $4,300,000 was paid in cash, while the remaining amount of $38,700,000 is payable in July 2024 and has no stated interest. The vessel was recorded at its fair value of $40,000,000 as determined by an independent broker and the liability was recorded at $35,700,000 (the “Remaining Purchase Price”) on July 7, 2023. Since the payment of the remaining amount depended only on the passage of time, this arrangement was accounted for as seller financing and the financing component amounting to $3,000,000, being the difference between the Remaining Purchase Price and the amount of $38,700,000 payable in July 2024, was accounted for as interest over the life of the liability i.e. until July 2024. The interest expense amounting to $1,516,436 for the six months ended June 30, 2024 is included in “Interest expense-related party” in the unaudited interim condensed consolidated statement of comprehensive income.
On April 10, 2024, the Company entered into a memorandum of agreement with Transamerica Logistics Inc., a company affiliated with members of the family of the Company’s
Non-Executive
Chairman for the acquisition of the vessel “Eco Spitfire” for an aggregate consideration of $16,190,000 (Note 5). The vessel was delivered to the Company on May 10, 2024. 10% of the total consideration i.e. $1,619,000 was paid in cash, while the remaining amount of $14,571,000 is payable in April 2025 and has no stated interest. The vessel was recorded at its fair value of $15,000,000 as determined by an independent broker and the liability was recorded at $13,381,000 (the “Remaining purchase price”) on April 10, 2024. Since the payment of the remaining amount depends only on the passage of time, this arrangement has been accounted for as seller financing and the financing component amounting to $1,190,000, being the difference between the Remaining purchase price and the amount of $
14,571,000
 payable in April 2025, will be accounted for as interest over the life of the liability i.e. until April 2025. The interest expense amounting to $175,395 for the period from
April 10, 2024 to June 30, 2024
is included in “Interest expense-related party” in the unaudited interim condensed consolidated statement of comprehensive income.
The current account balance with Imperial Petroleum Inc. at June 30, 2024 was a liability of $39,583,674 (December 31, 2023: $38,069,321). The liability relates to the outstanding amount for the acquisition of the vessel “Afrapearl II” which includes the Remaining Purchase Price, imputed accrued interest of $2,879,796 and payables of $843,462 mainly relating to inventory on board the vessel as well as the accrued dividend on Series A Preferred Shares amounting to $160,416.
The current account balance with Transamerica Logistics Inc., the company affiliated with members of the family of the Company’s
Non-Executive
Chairman, at June 30, 2024 (December 31, 2023: nil) was a liability of $14,067,140. The liability relates to the outstanding amount for the acquisition of the vessel “Eco Spitfire” which includes the Remaining purchase price, imputed accrued interest of $175,395 and payables of $510,745 relating to inventory on board the vessel.

The amounts charged by the Company’s related parties comprised the following:

	Location in unaudited interim condensed consolidated statement of comprehensive income	Six-month period ended June 30, 2023	Six-month period ended June 30, 2024
Management fees charged by Brave Maritime Corp.	Management fees – related party	8,800	263,120
Management fees charged by Stealth Maritime Corp.	Management fees – related party	150,480	—
Brokerage commissions charged by Brave Maritime Corp.	Voyage expenses – related party	1,812	295,839
Brokerage commissions charged by Stealth Maritime Corp.	Voyage expenses – related party	57,125	—
Superintendent fees	Vessels’ operating expenses – related party	—	18,000
Crew management fees charged by Brave Maritime Corp.	Vessels’ operating expenses – related party	1,667	49,167
Crew management fees charged by Stealth Maritime Corp.	Vessels’ operating expenses – related party	28,333	—
General and administrative expenses – former parent	General and administrative expenses–related party	268,089	—
Executive compensation	General and administrative expenses–related party	—	223,059
Rental expense	General and administrative expenses–related party	—	2,386
Commission – vessel purchased	Vessels, net	—	161,900
Interest expense	Interest expense – related party	—	1,691,831